REVENUE - Unsatisfied Portions of Performance Obligations (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 3,972
2025
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	2,739
2026
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	934
2027
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	64
Thereafter
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 235